Document and Entity Information	Dec. 05, 2024
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2024
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 05, 2024
Document Effective Date	Dec. 05, 2024
Prospectus Date	Dec. 05, 2024
Optica Rare Earths & Critical Materials ETF | Optica Rare Earths & Critical Materials ETF
Prospectus:
Trading Symbol	CRIT